Description of Business, Basis of Presentation, and Recent Developments (Details)	3 Months Ended
Mar. 31, 2022 facility segment
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment	2
Titanium Dioxide
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities	7
Performance Additives
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities	13